Pension And Postretirement Benefits (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension And Postretirement Benefits
Supplemental retirement plan - projected benefit obligation	$ (2,378)	$ (2,444)
Supplemental retirement plan - Accumulated benefit obligation	(2,314)	(2,372)
Supplemental retirement plan - Fair value of plan assets	$ 0	$ 0